Income Taxes - Reconciliation Between the Amount of Reported Total Income Tax Expense and the Amount Computed by Multiplying the Applicable Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Federal tax expense at statutory rate	$ 14,278	$ (3,341)	$ 9,670
State income tax, net of federal income tax	4,039	(1,420)	(103)
Incentive stock options expired	240	323	383
Other, net	(499)	789	1,183
Total income tax expense (benefit)	$ 16,223	$ (4,257)	$ 9,965
Percent
Federal tax expense at statutory rate	21.00%	21.00%	21.00%
State income tax, net of federal income tax	5.94%	8.93%	(0.22%)
Incentive stock options expired	0.35%	(2.03%)	0.83%
Other, net	(0.73%)	(4.96%)	2.57%
Total income tax expense (benefit)	23.86%	26.76%	21.64%
Northfield Bancorp, Inc. [Member]
Amount
Federal tax expense at statutory rate	$ 3,581	$ 8,505	$ 10,869
State income tax, net of federal income tax	4,344	2,654	3,770
Goodwill Impairment	8,612	0	0
Bank owned life insurance	(1,484)	(885)	(762)
Incentive stock options expired	580	572	0
Interest expense disallowance	355	0	0
Other, net	267	296	214
Change in tax rate in accumulated other comprehensive income	0	(586)	0
Total income tax expense (benefit)	$ 16,255	$ 10,556	$ 14,091
Percent
Federal tax expense at statutory rate	21.00%	21.00%	21.00%
State income tax, net of federal income tax	25.50%	6.60%	7.30%
Goodwill Impairment	50.50%	0.00%	0.00%
Bank owned life insurance	(8.70%)	(2.20%)	(1.50%)
Incentive stock options expired	3.40%	1.40%	0.00%
Interest expense disallowance	2.10%	0.00%	0.00%
Other, net	1.50%	0.70%	0.40%
Change in tax rate in accumulated other comprehensive income	0.00%	(1.40%)	0.00%
Total income tax expense (benefit)	95.30%	26.10%	27.20%